INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of interests in joint ventures

	Ownership Interest at December 31 (percent)		Share of Profit (Loss) from Equity Investments		Investment in Equity Accounted Investees at December 31
			12 Months Ended December 31
($ millions)	2020	2019	2020	2019 (Restated Note 3)	2020	2019 (Restated Note 4)
Alliance	50	50	105	153	2,498	2,638
Aux Sable	42.7 - 50	42.7 - 50	—	51	401	426
Ruby(1)	—	—	122	120	—	1,273
Veresen Midstream	45	45.3	50	49	1,374	1,350
CKPC(2)	50	50	(314)	(1)	—	171
Other	50 - 75	50 - 75	5	3	104	116
			(32)	375	4,377	5,974
(1)    Pembina owns a 50 percent convertible, cumulative preferred interest in Ruby.
(2)    Includes $314 million (2019: nil) of impairment in share of profit from equity accounted investees.
Financial information for Pembina's equity accounted investees (presented at 100 percent) is presented in the following tables and is prepared under the financial reporting framework adopted by each equity accounted investee (U.S. GAAP except for CKPC). Differences between the equity accounted investee's earning (loss) and earnings (loss) attributable to Pembina relate to the different accounting standards applied and amortization of the excess of the purchase price over the underlying net book value of the investee's assets and liabilities at the purchase date, with the exception of Ruby which Pembina owns a 50 percent convertible, cumulative preferred interest and recognizes its share of earnings based on its distribution.
Alliance

For the years ended December 31
($ millions)	2020	2019
Earnings and Comprehensive Income
Revenue	840	965
Expenses	(296)	(262)
Depreciation and amortization	(141)	(108)
Finance costs and other(1)(2)	(61)	(58)
Earnings	342	537
Earnings attributable to Pembina	105	153
(1)    Includes interest income of $2 million (2019:$4 million).
(2)    Includes interest expense of $66 million (2019: $81 million).

As at December 31
($ millions)	2020	2019
Statements of Financial Position
Current assets(1)	122	132
Non-current assets	1,816	1,944
Current liabilities(2)	206	21
Non-current liabilities(3)	1,121	1,147
(1)    Includes cash and cash equivalents of $25 million (2019:$29 million).
(2)    Includes trade, other payables and provisions of $71 million (2019: $77 million).
(3)    Includes trade, other payables and provisions of $128 million (2019:$106 million).
Aux Sable

For the years ended December 31
($ millions)	2020	2019
Earnings and Comprehensive Income
Revenue	1,059	1,028
Expenses	(1,019)	(868)
Depreciation and amortization	(49)	(55)
Earnings (loss)	(9)	105
Earnings attributable to Pembina	—	51

As at December 31
($ millions)	2020	2019
Statements of Financial Position
Current assets(1)	162	153
Non-current assets	757	816
Current liabilities(2)	107	105
Non-current liabilities(3)	155	148
(1)    Includes cash and cash equivalents of $50 million (2019: $20 million).
(2)    Includes trade, other payables and provisions of $103 million (2019: $98 million).
(3)    Includes trade, other payables and provisions of $5 million (2019:$5 million).
Ruby

For the years ended December 31
($ millions)	2020	2019
Earnings and Comprehensive Income
Revenue	432	453
Expenses	(29)	(19)
Depreciation and amortization	(143)	(142)
Impairment	(2,953)	—
Finance costs and other(1)	(130)	(117)
Earnings (loss)	(2,823)	175
Earnings attributable to Pembina	122	120
(1)    Includes interest expense of $104 million (2019: $90 million).

As at December 31
($ millions)	2020	2019
Statements of Financial Position
Current assets(1)	50	93
Non-current assets	688	3,705
Current liabilities(2)	77	177
Non-current liabilities(3)	928	1,003
(1)    Includes cash and cash equivalents of $6 million (2019: $38 million).
(2)    Includes trade, other payables and provisions of $2 million (2019: $3 million).
(3)    Includes trade, other payables and provisions of $278 million (2019: $223 million).
Veresen Midstream

For the years ended December 31
($ millions)	2020	2019
Earnings and Comprehensive Income
Revenue	561	615
Expenses	(177)	(213)
Depreciation and amortization	(173)	(165)
Finance costs and other(1)	(84)	(111)
Earnings	127	126
Earnings attributable to Pembina	50	49
(1)    Includes interest expense of $80 million (2019: $109 million).

As at December 31
($ millions)	2020	2019
Statements of Financial Position
Current assets(1)	167	166
Non-current assets	4,658	4,501
Current liabilities(2)	109	106
Non-current liabilities(3)	2,681	2,593
(1)    Includes cash and cash equivalents of nil (2019: $3 million).
(2)    Includes trade, other payables and provisions of $80 million (2019: $106 million).
(3)    Includes trade, other payables and provisions of $46 million (2019: $43 million).
CKPC

For the years ended December 31
($ millions)	2020	2019
Earnings (Loss) and Comprehensive Income (Loss)
Expenses	(4)	(4)
Impairment	(589)	—
Finance costs(1)	(33)	4
Earnings (loss)	(626)	—
Earnings (loss) attributable to Pembina	(314)	(1)
(1)    Includes interest income of $1 million (2019: $1 million).

As at December 31
($ millions)	2020	2019
Statements of Financial Position
Current assets(1)	83	246
Non-current assets	—	283
Current liabilities(2)	99	188
Non-current liabilities(3)	11	12
(1)    Includes cash and cash equivalents of $75 million (2019: $118 million).
(2)    Includes trade, other payables and provisions of $99 million (2019: $76 million).
(3)    Includes trade, other payables and provisions of $11 million (2019: nil).
Other

For the years ended December 31
($ millions)	2020	2019
Earnings and Comprehensive Income
Revenue	51	52
Expenses	(16)	(16)
Depreciation and amortization	(16)	(16)
Finance costs and other(1)	(5)	(4)
Earnings	14	16
Earnings attributable to Pembina	5	3
(1)    Includes interest expense of $2 million (2019: $3 million).

As at December 31
($ millions)	2020	2019
Statements of Financial Position
Current assets(1)	6	8
Non-current assets	117	131
Current liabilities(2)	25	28
Non-current liabilities(3)	64	84
(1)    Includes cash and cash equivalents of $1 million (2019: $1 million).
(2)    Includes trade, other payables and provisions of $3 million (2019: $4 million).
(3)    Includes trade, other payables and provisions of $1 million (2019: $1 million).

Summary of Distributions From and Contributions to Equity Accounted Investees
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions		Contributions
($ millions)	2020	2019	2020	2019
Alliance	217	268	—	13
Aux Sable	19	84	3	4
Ruby	122	121	—	—
Veresen Midstream	97	96	69	73
CKPC	—	—	152	173
Other	4	6	—	—
Total	459	575	224	263